Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Rental and freight logistics deposits received	$7,161	$6,160
Payables for long-term assets	619	965
Government subsidies	1,014	1,022
Contract liabilities	1,379	1,629
Consideration deposit received from a third party (a)	142	139
Loans from third parties (b)	590	-
Others	450	596
Total	$11,355	$10,511
Less: accrued expenses and other current liabilities	(10,099)	(7,673)
Other non-current liabilities	$1,256	$2,838

(a)	On September 2, 2024, the Company entered into a Memorandum of Understanding with a third party to sell 90% equity interest in Suzhou Shengfeng Logistics Co., Ltd. The Company have received consideration deposit of approximately $0.1 million (RMB1.0 million).

(b)	The balances represented the working capital loans provided by third parties. Such loans were non-interest bearing and due on demand.